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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.
Address:          520 Madison Avenue
                  New York, NY 10022

Form 13F File Number:  028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                New York, New York                 November 7, 2003
-------------------        ---------------------------        -----------------
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    0
                                                                    -----
Form 13F Information Table Entry Total:                               59
                                                                    -----
Form 13F Information Table Value Total:                           $195,564
                                                                   -------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                   Para Partners
                                                     Form 13F
                                         Quarter ended September 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                         Title of                    Value      Shares/  Sh/    Put/   Investment  Other         Voting Authority
Name of Issuer           Class         CUSIP         (x$1000)   Prn Amt  Prn    Call   Discretion  Managers    Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN STD COS INC     COM           029712106       1,467     17,412  SH            SOLE                     17,412
DEL
------------------------------------------------------------------------------------------------------------------------------------
ANARDARKO PETE CORP      COM           032511107       4,476    107,193  SH            SOLE                    107,193
------------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC              COM           073325102       3,443    285,729  SH            SOLE                    285,729
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                   COM           055622104      10,580    251,312  SH            SOLE                    251,312
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO  COM           110122108       2,502     97,504  SH            SOLE                     97,504
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP            CLA           111320107       1,600     60,115  SH            SOLE                     60,115
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMM SYS INC     COM           111621108       1,326    253,953  SH            SOLE                    253,953
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP     CL A NY       12686C109       1,822    100,648  SH            SOLE                    100,648
                         CABLVS
------------------------------------------------------------------------------------------------------------------------------------
CATHAY BANCORP INC       COM           149150104       3,128     70,686  SH            SOLE                     70,686
------------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC   COM           15189T107       1,304    142,222  SH            SOLE                    142,222
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL EUROPEAN MEDIA   CL A NEW      G20045202       1,591     62,221  SH            SOLE                     62,221
ENTRP
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORPORATION        COM           171779101       1,428    241,634  SH            SOLE                    241,634
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC            com           172967101       6,991    153,620  SH            Sole                    153,620
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER HORIZONS CORP   COM           205908106       1,496    404,431  SH            SOLE                    404,431
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC          COM           206197105       1,025     75,000  SH            SOLE                     75,000
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC              COM NEW       208464883       3,436    190,281  SH            SOLE                    190,281
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL    COM           222372104      11,582    147,955  SH            SOLE                    147,955
CORP
------------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC       COM           228368106       1,350    200,000  SH            SOLE                    200,000
------------------------------------------------------------------------------------------------------------------------------------
DADE BEHRING HLDGS INC   COM           23342J206       4,802    170,000  SH            SOLE                    170,000
------------------------------------------------------------------------------------------------------------------------------------
DST SYS INC DEL          COM           233326107       3,020     80,306  SH            SOLE                     80,306
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP             COM           28336L109       1,132    155,084  SH            SOLE                    155,084
------------------------------------------------------------------------------------------------------------------------------------
ELAN CORP PLC            ADR           284131208       1,439    271,945  SH            SOLE                    271,945
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS            COM           268648102         578     45,731  SH            SOLE                     45,731
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG      COM           313400301       7,121    136,024  SH            SOLE                    136,024
CORP
------------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NETWORKS INC     COM           35063r100       3,318    154,241  SH            SOLE                    154,241
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC            COM NEW       368710406       5,616     70,074  SH            SOLE                     70,074
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO           COM           406216101       4,720    194,651  SH            SOLE                    194,651
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINL SVCS GRP   COM           416515104       6,235    118,467  SH            SOLE                    118,467
INC
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS   COM           41014S106       2,535     75,000  SH            SOLE                     75,000
INC
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC     COM           48203R104       3,192    213,935  SH            SOLE                    213,935
------------------------------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS     COM           495582108       2,362    155,914  SH            SOLE                    155,914
INC
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP              CL B          526057302       7,620    101,631  SH            SOLE                    101,631
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         Title of                    Value      Shares/  Sh/    Put/   Investment  Other         Voting Authority
Name of Issuer           Class         CUSIP         (x$1000)   Prn Amt  Prn    Call   Discretion  Managers    Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

LEUCADIA NATL CORP       COM           527288104       3,435     90,742  SH            SOLE                     90,742
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS   COM           52729N100       1,084    200,000  SH            SOLE                    200,000
INC
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW   COM SER A     530718105       2,013    201,890  SH            SOLE                    201,890
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP               COM           540424108       4,518    111,918  SH            SOLE                    111,918
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP           COM           594918104       5,056    181,949  SH            SOLE                    181,949
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC             COM           620076109       3,737    312,170  SH            SOLE                    312,170
------------------------------------------------------------------------------------------------------------------------------------
MVC CAP                  COM           553829102       1,930    233,937  SH            SOLE                    233,937
------------------------------------------------------------------------------------------------------------------------------------
NETWORK ASSOCS INC       COM           640938106       2,790    202,782  SH            SOLE                    202,782
------------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL              COM           62940M104         702     14,900  SH            SOLE                     14,900
------------------------------------------------------------------------------------------------------------------------------------
PARKER DRILLING CO       COM           701081101         509    215,696  SH            SOLE                    215,696
------------------------------------------------------------------------------------------------------------------------------------
PENGROWTH ENERGY TR      COM           706902103       2,052    160,732  SH            SOLE                    160,732
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC           COM           712713106       1,961    107,806  SH            SOLE                    107,806
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                COM           69331C108      15,882    664,527  SH            SOLE                    664,527
------------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC           COM           69344f106         708     53,647  SH            SOLE                     53,647
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC      COM           744320102       5,243    140,325  SH            SOLE                    140,325
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP     COM           806605101       1,778    116,643  SH            SOLE                    116,643
------------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC           COM           826170102       2,797    287,724  SH            SOLE                    287,724
------------------------------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST       CLA           829226109         762     75,000  SH            SOLE                     75,000
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
SYCAMORE NETWORKS INC    COM           871206108         745    152,000  SH            SOLE                    152,000
------------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC      COM           87425E103       3,819     80,498  SH            SOLE                     80,498
------------------------------------------------------------------------------------------------------------------------------------
TELUS CORP               NON-VTG SHS   87971M202         783     50,000  SH            SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
TEXAS GENCO HLDGS INC    COM           882443104       6,503    273,255  SH            SOLE                    273,255
------------------------------------------------------------------------------------------------------------------------------------
TOMMY HILFIGER CORP      ORD           G8915Z102         746     62,600  SH            SOLE                     62,600
------------------------------------------------------------------------------------------------------------------------------------
UGC EUROPE INC           COM           90268P102       4,607     87,999  SH            SOLE                     87,999
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL AMERN FINL     COM           913377107       1,106    125,000  SH            SOLE                    125,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP     COM           G9618E107       2,593      6,532  SH            SOLE                      6,532
LTD
------------------------------------------------------------------------------------------------------------------------------------
YELLOW CORP              COM           985509108       3,468    116,080  SH            SOLE                    116,080
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY           59 DATA
                         RECORDS                     195,564             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
------------------------------------------------------------------------------------------------------------------------------------